Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUAH) (Detail) - MUAH [Member] - U.S. Basel III [Member] - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		$ 14,904	$ 17,106
Tier 1 capital (to risk-weighted assets): Actual amount		14,256	15,708
Tier 1 capital (to quarterly average assets): Actual amount	[1]	14,256	15,708
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		$ 14,256	$ 15,708
Total capital (to risk-weighted assets): Actual ratio		14.60%	17.76%
Tier 1 capital (to risk-weighted assets): Actual ratio		13.96%	16.31%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]	8.77%	10.06%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		13.96%	16.31%
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 10,081	$ 8,910
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	8,039	6,984
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	[1],[2]	6,502	6,245
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 6,508	$ 5,539
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	9.875%	9.25%
Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	7.875%	7.25%
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	[1],[2]	4.00%	4.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	6.375%	5.75%
Capital conservation buffer		1.875%	1.25%

[1]	Excludes certain deductions.
[2]	The minimum capital requirement includes a capital conservation buffer of 1.250% at December 31, 2017 and 1.875% at December 31, 2018.